Fair value measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair value measurements
Schedule of fair value hierarchy for assets and liabilities measured at fair value on a recurring basis

(in thousands)	Level 1	Level 2	Level 3	Total fair value
As of June 30, 2012:
Commodity derivatives	$—	$56,643	$—	$56,643
Deferred premiums	—	—	(23,552)	(23,552)
Interest rate derivatives	—	(365)	—	(365)

Total	$—	$56,278	$(23,552)	$32,726

(in thousands)	Level 1	Level 2	Level 3	Total fair value
As of December 31, 2011:
Commodity derivatives	$—	$34,037	$—	$34,037
Deferred premiums	—	—	(18,868)	(18,868)
Interest rate derivatives	—	(1,980)	—	(1,980)

Total	$—	$32,057	$(18,868)	$13,189

(in thousands)	Level 1	Level 2	Level 3	Total fair value
As of December 31, 2011:
Commodity derivatives	$—	$34,037	$—	$34,037
Deferred premiums	—	—	(18,868)	(18,868)
Interest rate derivatives	—	(1,980)	—	(1,980)

Total	$—	$32,057	$(18,868)	$13,189

(in thousands)	Level 1	Level 2	Level 3	Total fair value
As of December 31, 2010:
Commodity derivatives	$—	$(9,774)	$20,026	$10,252
Deferred premiums	—	—	(12,495)	(12,495)
Interest rate derivatives	—	(5,542)	—	(5,542)

Total	$—	$(15,316)	$7,531	$(7,785)

Summary of changes in assets classified as Level 3 measurements

	Three months ended June 30, 2012		Six months ended June 30, 2012
(in thousands)	Derivative option contracts	Deferred premiums	Derivative option contracts	Deferred premiums
Balance of Level 3 at beginning of period(1)	$—	$(23,061)	$—	$(18,868)
Realized and unrealized gains included in earnings	—	—	—	—
Amortization of deferred premiums	—	(169)	—	(319)
Total purchases and settlements:
Purchases	—	(1,917)	—	(7,292)
Settlements	—	1,595	—	2,927

Balance of Level 3 at end of period	$—	$(23,552)	$—	$(23,552)

Change in unrealized losses attributed to earnings relating to derivatives still held at end of period	$—	$—	$—	$—

	Three months ended June 30, 2011		Six months ended June 30, 2011
(in thousands)	Derivative option contracts	Deferred premiums	Derivative option contracts	Deferred premiums
Balance of Level 3 at beginning of period	$12,856	$(12,581)	$20,026	$(12,495)
Realized and unrealized gains (losses) included in earnings	521	—	(6,588)	—
Amortization of deferred premiums	—	(109)	—	(216)
Total purchases and settlements:
Purchases	561	—	500	—
Settlements	—	20	—	41

Balance of Level 3 at end of period	$13,938	$(12,670)	$13,938	$(12,670)

Change in unrealized gains attributed to earnings relating to derivatives still held at end of period	$10,638	$—	$1,970	$—

(1)
The Company transferred the commodity derivative option contracts out of Level 3 during the year ended December 31, 2011 due to the Company's ability to utilize transparent forward price curves and volatilities published and available through independent third party vendors. As a result, the Company transferred positions from Level 3 to Level 2 as the significant inputs used to calculate the fair value are all observable.

(in thousands)	Derivative option contracts	Deferred premiums
Balance of Level 3 at December 31, 2010	$20,026	$(12,495)
Realized and unrealized gains included in earnings	5,323	—
Amortization of deferred premiums	—	(471)
Total purchases and settlements:
Purchases	—	(5,988)
Settlements	—	86
Transfers out of Level 3(1)(2)	(25,349)	—

Balance of Level 3 at December 31, 2011	$—	$(18,868)

Change in unrealized losses attributed to earnings relating to derivatives still held at December 31, 2010	$—	$—

(in thousands)	Derivative option contracts	Deferred premiums
Balance of Level 3 at December 31, 2009	$14,610	$(3,524)
Realized and unrealized losses included in earnings	(1,965)	—
Amortization of deferred premiums	—	(116)
Total purchases and settlements:
Purchases	7,381	(8,855)
Settlements	—	—

Balance of Level 3 at December 31, 2010	$20,026	$(12,495)

Change in unrealized gains attributed to earnings relating to derivatives still held at December 31, 2010	$2,392	$—

(1)
Transfers out of Level 3 during the year ended December 31, 2011, were attributable to the Company's ability to utilize transparent forward price curves and volatilities published and available through independent third party vendors. As a result, the Company transferred positions from Level 3 to Level 2 as the significant inputs used to calculate the fair value are all observable.

(2)
The Company's policy is to recognize transfers in and out as of the actual date of the event or change in circumstances that caused the transfer.